Quarterly Holdings Report
for

Strategic Advisers® Core Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2019

SAI-COR-QTLY-1019
1.902943.109

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.9%
	Shares	Value
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	3,130,900	$110,395,534
CenturyLink, Inc.	250,752	2,853,558
Verizon Communications, Inc.	2,625,235	152,683,668
		265,932,760
Entertainment - 1.7%
Activision Blizzard, Inc.	755,831	38,245,049
Cinemark Holdings, Inc.	8,061	307,608
Electronic Arts, Inc. (a)	703,227	65,878,305
Netflix, Inc. (a)	332,436	97,653,075
Nintendo Co. Ltd.	56,545	21,396,666
Take-Two Interactive Software, Inc. (a)	29,500	3,893,115
The Walt Disney Co.	964,059	132,326,738
Viacom, Inc. Class B (non-vtg.)	159,349	3,980,538
Vivendi SA	2,857,248	79,856,772
		443,537,866
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (a)	134,074	159,619,119
Class C (a)	380,785	452,410,659
Facebook, Inc. Class A (a)	1,952,902	362,595,314
Momo, Inc. ADR	63,100	2,320,818
Tencent Holdings Ltd.	158,100	6,527,243
TripAdvisor, Inc. (a)	64,822	2,462,588
Twitter, Inc. (a)	174,577	7,445,709
		993,381,450
Media - 2.3%
Altice U.S.A., Inc. Class A (a)	979,597	28,290,761
Charter Communications, Inc. Class A (a)	286,140	117,200,083
Comcast Corp. Class A	8,338,102	369,044,395
Discovery Communications, Inc.:
Class A (a)(b)	45,110	1,245,036
Class C (non-vtg.) (a)	609,623	15,868,487
DISH Network Corp. Class A (a)	185,854	6,237,260
Fox Corp.:
Class A	259,400	8,604,298
Class B	22,716	745,085
Gannett Co., Inc.	184,400	1,939,888
Interpublic Group of Companies, Inc.	74,605	1,483,147
Liberty Broadband Corp. Class C (a)	275,976	29,098,909
Liberty Media Corp. Liberty SiriusXM Series A (a)	65,800	2,664,242
Omnicom Group, Inc.	91,875	6,988,013
Tegna, Inc.	64,900	928,719
		590,338,323
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	250,723	19,568,930

TOTAL COMMUNICATION SERVICES		2,312,759,329

CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.2%
Aptiv PLC	317,541	26,409,885
BorgWarner, Inc.	122,352	3,992,346
Cooper Tire & Rubber Co.	55,800	1,310,742
Garrett Motion, Inc. (a)	25,861	254,472
Gentex Corp.	31,657	842,076
Lear Corp.	50,000	5,613,000
Magna International, Inc. Class A (sub. vtg.)	352,400	17,643,822
The Goodyear Tire & Rubber Co.	186,300	2,136,861
		58,203,204
Automobiles - 0.2%
Ferrari NV	112,200	17,699,550
Ford Motor Co.	1,008,831	9,250,980
General Motors Co.	567,213	21,037,930
Harley-Davidson, Inc.	117,454	3,746,783
Thor Industries, Inc.	14,440	662,940
		52,398,183
Distributors - 0.0%
Genuine Parts Co.	17,333	1,564,997
LKQ Corp. (a)	36,500	958,855
		2,523,852
Diversified Consumer Services - 0.0%
H&R Block, Inc.	23,912	579,149
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc. (b)	44,600	1,694,800
Carnival Corp.	9,655	425,592
Chipotle Mexican Grill, Inc. (a)	3,785	3,173,420
Darden Restaurants, Inc.	139,154	16,834,851
Domino's Pizza, Inc.	29,100	6,601,044
Hilton Worldwide Holdings, Inc.	142,839	13,194,038
Hyatt Hotels Corp. Class A	4,191	302,381
Las Vegas Sands Corp.	27,226	1,510,226
Marriott International, Inc. Class A	106,500	13,425,390
McDonald's Corp.	706,099	153,908,399
MGM Mirage, Inc.	353,000	9,905,180
Norwegian Cruise Line Holdings Ltd. (a)	44,176	2,241,932
Restaurant Brands International, Inc.	372,385	29,202,883
Royal Caribbean Cruises Ltd.	307,574	32,073,817
Starbucks Corp.	689,790	66,606,122
Wyndham Destinations, Inc.	74,821	3,317,563
Wynn Resorts Ltd.	55,500	6,113,325
Yum! Brands, Inc.	390,330	45,582,737
		406,113,700
Household Durables - 0.3%
D.R. Horton, Inc.	183,921	9,098,572
Garmin Ltd.	22,635	1,846,337
Leggett & Platt, Inc.	14,118	525,048
Lennar Corp. Class A	698,933	35,645,583
Mohawk Industries, Inc. (a)	42,100	5,005,269
Newell Brands, Inc.	69,560	1,154,696
NVR, Inc. (a)	2,874	10,343,526
PulteGroup, Inc.	349,455	11,811,579
Toll Brothers, Inc.	17,044	616,822
Whirlpool Corp.	58,806	8,179,327
		84,226,759
Internet & Direct Marketing Retail - 3.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	14,000	2,450,420
Amazon.com, Inc. (a)	322,140	572,214,061
eBay, Inc.	100,604	4,053,335
Meituan Dianping Class B	1,015,400	9,608,825
Pinduoduo, Inc. ADR (a)(b)	93,800	3,073,826
The Booking Holdings, Inc. (a)	82,119	161,479,623
		752,880,090
Leisure Products - 0.0%
Brunswick Corp.	135,800	6,328,280
Polaris, Inc.	7,100	582,342
		6,910,622
Multiline Retail - 0.3%
Big Lots, Inc.	13,500	307,125
Dillard's, Inc. Class A (b)	19,700	1,152,844
Dollar General Corp.	133,086	20,773,394
Dollar Tree, Inc. (a)	188,434	19,131,704
Kohl's Corp.	88,900	4,201,414
Macy's, Inc.	103,200	1,523,232
Target Corp.	209,476	22,422,311
		69,512,024
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	14,503	2,000,689
AutoZone, Inc. (a)	21,700	23,906,673
Best Buy Co., Inc.	470,179	29,926,893
Burlington Stores, Inc. (a)	90,500	18,325,345
CarMax, Inc. (a)	20,873	1,738,303
Gap, Inc.	101,600	1,604,264
Lowe's Companies, Inc.	421,778	47,323,492
O'Reilly Automotive, Inc. (a)	186,383	71,526,340
Office Depot, Inc.	40,900	53,170
Penske Automotive Group, Inc.	60,300	2,579,634
Ross Stores, Inc.	354,018	37,529,448
The Home Depot, Inc.	898,204	204,709,674
TJX Companies, Inc.	1,557,408	85,610,718
Ulta Beauty, Inc. (a)	56,920	13,531,592
Williams-Sonoma, Inc.	9,300	611,940
		540,978,175
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.	34,246	467,800
Kontoor Brands, Inc.	14,551	498,226
NIKE, Inc. Class B	668,875	56,519,938
Ralph Lauren Corp.	6,878	607,603
Tapestry, Inc.	234,000	4,832,100
VF Corp.	133,100	10,907,545
		73,833,212

TOTAL CONSUMER DISCRETIONARY		2,048,158,970

CONSUMER STAPLES - 5.3%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	239,054	48,850,685
Keurig Dr. Pepper, Inc. (b)	500,887	13,664,197
Molson Coors Brewing Co. Class B	54,278	2,787,718
Monster Beverage Corp. (a)	254,846	14,951,815
PepsiCo, Inc.	561,599	76,787,431
The Coca-Cola Co.	3,119,011	171,670,365
		328,712,211
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	118,300	34,870,108
Kroger Co.	504,568	11,948,170
Sysco Corp.	233,093	17,325,803
U.S. Foods Holding Corp. (a)	10,837	438,357
Walgreens Boots Alliance, Inc.	197,417	10,105,776
Walmart, Inc.	1,012,408	115,677,738
		190,365,952
Food Products - 0.9%
Archer Daniels Midland Co.	135,362	5,150,524
Bunge Ltd.	114,000	6,088,740
Campbell Soup Co.	344,001	15,480,045
Conagra Brands, Inc.	1,799,646	51,037,961
Ingredion, Inc.	35,100	2,712,177
Kellogg Co.	54,476	3,421,093
Lamb Weston Holdings, Inc.	6,350	446,977
Mondelez International, Inc.	1,031,270	56,946,729
Nestle SA sponsored ADR	233,500	26,243,065
Pilgrim's Pride Corp. (a)	148,000	4,611,680
Post Holdings, Inc. (a)	106,400	10,607,016
The Hershey Co.	12,926	2,048,512
The J.M. Smucker Co.	63,549	6,682,813
The Kraft Heinz Co.	13,077	333,725
Tyson Foods, Inc. Class A	299,100	27,828,264
		219,639,321
Household Products - 1.4%
Church & Dwight Co., Inc.	212,090	16,920,540
Clorox Co.	15,388	2,433,766
Colgate-Palmolive Co.	36,936	2,738,804
Kimberly-Clark Corp.	218,262	30,798,951
Procter & Gamble Co.	2,588,925	311,266,453
		364,158,514
Personal Products - 0.1%
Coty, Inc. Class A	20,851	199,127
Estee Lauder Companies, Inc. Class A	112,132	22,201,015
Herbalife Nutrition Ltd. (a)	233,900	8,053,177
		30,453,319
Tobacco - 0.9%
Altria Group, Inc.	2,211,018	96,709,927
British American Tobacco PLC sponsored ADR	312,500	10,968,750
Philip Morris International, Inc.	1,634,980	117,865,708
		225,544,385

TOTAL CONSUMER STAPLES		1,358,873,702

ENERGY - 3.9%
Energy Equipment & Services - 0.1%
AKITA Drilling Ltd. Class A (non-vtg.)	8,801	11,634
Baker Hughes, A GE Co. Class A	252,200	5,470,218
Dmc Global, Inc.	3,700	160,691
Forum Energy Technologies, Inc. (a)	70,100	98,841
Halliburton Co.	829,500	15,627,780
Helmerich & Payne, Inc.	9,186	345,302
National Oilwell Varco, Inc.	30,258	618,171
Odfjell Drilling Ltd. (a)	54,200	150,486
Patterson-UTI Energy, Inc.	19,300	166,945
RigNet, Inc. (a)	53,600	420,224
Schlumberger Ltd.	387,289	12,559,782
Shelf Drilling Ltd. (a)(c)	119,800	242,566
Solaris Oilfield Infrastructure, Inc. Class A (b)	59,200	814,000
TechnipFMC PLC	20,354	505,593
Tenaris SA sponsored ADR	14,200	307,288
		37,499,521
Oil, Gas & Consumable Fuels - 3.8%
Berry Petroleum Corp.	40,100	320,399
Black Stone Minerals LP	9,300	132,432
BP PLC sponsored ADR	606,404	22,406,628
Brigham Minerals, Inc. Class A	36,600	731,634
Cabot Oil & Gas Corp.	264,951	4,535,961
Canadian Natural Resources Ltd.	3,800	90,820
Canadian Natural Resources Ltd.	12,800	305,819
Carrizo Oil & Gas, Inc. (a)	6,000	49,740
Cenovus Energy, Inc. (Canada)	2,167,200	18,914,574
Cheniere Energy, Inc. (a)	56,400	3,367,644
Chevron Corp.	1,562,525	183,940,443
Concho Resources, Inc.	312,643	22,869,835
ConocoPhillips Co.	450,914	23,528,693
Continental Resources, Inc.	39,900	1,165,080
Delek U.S. Holdings, Inc.	29,429	963,800
Devon Energy Corp.	91,464	2,011,293
Diamondback Energy, Inc.	264,549	25,946,966
Encana Corp. (Toronto)	410,600	1,819,543
Enterprise Products Partners LP	38,400	1,094,784
EOG Resources, Inc.	758,330	56,260,503
EQT Corp.	6,400	65,088
Equinor ASA sponsored ADR (b)	916,100	15,582,861
Exxon Mobil Corp.	3,984,997	272,892,595
GasLog Partners LP (b)	4,900	92,855
Golar LNG Ltd.	15,700	183,847
Hess Corp.	499,255	31,428,102
HollyFrontier Corp.	17,512	776,832
Kinder Morgan, Inc.	16,439	333,219
Kosmos Energy Ltd.	135,100	853,832
Lundin Petroleum AB	27,800	844,652
Magellan Midstream Partners LP	263,674	17,581,782
Magnolia Oil & Gas Corp. Class A (a)(b)	52,500	536,025
Marathon Petroleum Corp.	666,799	32,813,179
National Energy Services Reunited Corp. (a)	1,500	11,490
Noble Energy, Inc.	162,800	3,676,024
Northern Oil & Gas, Inc. (a)(b)	325,100	598,184
Occidental Petroleum Corp.	646,930	28,128,516
ONEOK, Inc.	20,150	1,436,292
Par Pacific Holdings, Inc. (a)	44,700	971,778
Parex Resources, Inc. (a)	95,100	1,456,429
Parsley Energy, Inc. Class A	525,417	9,410,218
PBF Energy, Inc. Class A	124,900	2,960,130
PDC Energy, Inc. (a)	2,700	85,995
Phillips 66 Co.	163,604	16,136,263
Pioneer Natural Resources Co.	267,348	32,996,090
Reliance Industries Ltd.	6,733	117,651
Suncor Energy, Inc.	69,400	2,029,770
Suncor Energy, Inc.	953,325	27,865,690
Targa Resources Corp.	128,600	4,645,032
Teekay LNG Partners LP	6,500	94,380
Texas Pacific Land Trust	100	65,521
The Williams Companies, Inc.	94,991	2,241,788
Total SA sponsored ADR	490,300	24,475,776
TransCanada Corp.	297,650	15,251,377
Valero Energy Corp.	601,809	45,304,182
Viper Energy Partners LP	65,300	1,891,741
World Fuel Services Corp.	1,400	53,760
		966,345,537

TOTAL ENERGY		1,003,845,058

FINANCIALS - 12.7%
Banks - 6.4%
Banco Inter SA unit (a)	37,200	549,062
Bank of America Corp.	9,588,976	263,792,730
BB&T Corp.	167,312	7,972,417
CIT Group, Inc.	89,554	3,814,105
Citigroup, Inc.	4,807,784	309,380,900
Citizens Financial Group, Inc.	313,090	10,563,657
Comerica, Inc.	86,319	5,321,566
Commerce Bancshares, Inc.	13,004	742,138
Cullen/Frost Bankers, Inc.	7,314	607,135
Danske Bank A/S	352,036	4,628,400
EFG Eurobank Ergasias SA (a)	1,159,100	1,025,497
Fifth Third Bancorp	1,763,629	46,647,987
First Horizon National Corp.	243,300	3,851,439
First Republic Bank	178,302	15,997,255
Huntington Bancshares, Inc.	1,079,311	14,300,871
JPMorgan Chase & Co.	4,043,186	444,184,414
KeyCorp	2,136,758	35,470,183
M&T Bank Corp.	59,730	8,733,123
Peoples United Financial, Inc.	221,223	3,178,975
PNC Financial Services Group, Inc.	871,358	112,344,187
Popular, Inc.	11,434	601,085
Prosperity Bancshares, Inc.	8,034	521,567
Regions Financial Corp.	618,965	9,049,268
Sberbank of Russia sponsored ADR	125,700	1,722,719
Signature Bank	37,758	4,404,471
State Bank of India (a)	243,200	932,086
SunTrust Banks, Inc.	247,925	15,249,867
SVB Financial Group (a)	114,748	22,332,256
U.S. Bancorp	937,356	49,389,288
Webster Financial Corp.	10,623	475,485
Wells Fargo & Co.	4,977,263	231,791,138
Zions Bancorp NA	22,769	935,578
		1,630,510,849
Capital Markets - 2.1%
Ameriprise Financial, Inc.	327,126	42,192,711
Apollo Global Management LLC Class A	92,500	3,490,025
Bank of New York Mellon Corp.	194,532	8,182,016
BlackRock, Inc. Class A	31,848	13,457,691
Cboe Global Markets, Inc.	270,694	32,255,897
Charles Schwab Corp.	1,593,742	60,992,506
E*TRADE Financial Corp.	225,255	9,402,144
Franklin Resources, Inc.	165,518	4,349,813
Goldman Sachs Group, Inc.	355,833	72,557,907
IntercontinentalExchange, Inc.	565,294	52,843,683
KKR& Co. LP	249,700	6,452,248
Legg Mason, Inc.	76,000	2,796,040
LPL Financial	9,773	732,486
Monex Group, Inc. (b)	530,700	1,508,650
Moody's Corp.	12,207	2,631,585
Morgan Stanley	1,985,314	82,370,678
MSCI, Inc.	4,666	1,094,784
Northern Trust Corp.	25,468	2,239,401
Raymond James Financial, Inc.	122,203	9,594,158
S&P Global, Inc.	170,291	44,308,015
SEI Investments Co.	16,675	958,979
State Street Corp.	604,847	31,034,700
T. Rowe Price Group, Inc.	60,837	6,729,789
TD Ameritrade Holding Corp.	399,510	17,742,239
The NASDAQ OMX Group, Inc.	14,921	1,489,713
Tradeweb Markets, Inc. Class A	126,690	5,395,727
Virtu Financial, Inc. Class A (b)	216,570	4,071,516
		520,875,101
Consumer Finance - 0.7%
360 Finance, Inc. ADR (b)	372,600	3,711,096
Ally Financial, Inc.	515,448	16,159,295
American Express Co.	204,269	24,587,860
Capital One Financial Corp.	872,879	75,608,779
Credit Acceptance Corp. (a)	2,262	1,023,894
Discover Financial Services	161,995	12,954,740
Navient Corp.	115,400	1,470,196
OneMain Holdings, Inc.	350,300	12,558,255
Santander Consumer U.S.A. Holdings, Inc.	41,506	1,083,722
Shriram Transport Finance Co. Ltd.	71,500	966,786
SLM Corp.	339,392	2,864,468
Synchrony Financial	567,152	18,177,222
		171,166,313
Diversified Financial Services - 1.6%
AXA Equitable Holdings, Inc.	1,968,127	40,877,998
Berkshire Hathaway, Inc.:
Class A (a)	1	303,078
Class B (a)	1,748,338	355,629,433
Jefferies Financial Group, Inc.	67,366	1,255,702
Voya Financial, Inc.	280,506	13,834,556
		411,900,767
Insurance - 1.9%
AFLAC, Inc.	238,889	11,987,450
Alleghany Corp. (a)	1,762	1,320,284
Allstate Corp.	449,502	46,024,510
American Financial Group, Inc.	19,859	2,005,163
American International Group, Inc.	1,155,200	60,116,608
Aon PLC	17,804	3,469,109
Arch Capital Group Ltd. (a)	46,900	1,852,550
Assurant, Inc.	3,800	467,400
Athene Holding Ltd. (a)	18,453	717,084
Chubb Ltd.	366,547	57,283,965
Cincinnati Financial Corp.	18,898	2,125,836
Everest Re Group Ltd.	27,570	6,503,212
FNF Group	138,515	6,086,349
Genworth Financial, Inc. Class A	116,700	516,981
Globe Life, Inc.	35,873	3,202,024
Hanover Insurance Group, Inc.	4,700	625,805
Hartford Financial Services Group, Inc.	649,867	37,874,249
Lincoln National Corp.	129,397	6,842,513
Loews Corp.	81,136	3,900,208
Markel Corp. (a)	1,610	1,840,359
Marsh & McLennan Companies, Inc.	351,754	35,136,707
MetLife, Inc.	1,345,713	59,615,086
Old Republic International Corp.	29,500	689,120
Principal Financial Group, Inc.	64,493	3,432,317
Progressive Corp.	731,927	55,480,067
Prudential Financial, Inc.	124,660	9,984,019
Reinsurance Group of America, Inc.	30,880	4,754,594
The Travelers Companies, Inc.	149,258	21,934,956
Unum Group	229,085	5,821,050
W.R. Berkley Corp.	21,019	1,497,604
Willis Group Holdings PLC	211,371	41,845,117
		494,952,296
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	427,600	3,549,080
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	55,363	638,889
Radian Group, Inc.	133,900	3,019,445
		3,658,334

TOTAL FINANCIALS		3,236,612,740

HEALTH CARE - 11.4%
Biotechnology - 1.8%
AbbVie, Inc.	1,912,170	125,706,056
Acceleron Pharma, Inc. (a)	28,000	1,257,480
Alexion Pharmaceuticals, Inc. (a)	415,081	41,823,562
Allakos, Inc. (a)(b)	16,000	1,415,360
Alnylam Pharmaceuticals, Inc. (a)	22,000	1,775,180
Amgen, Inc.	440,000	91,792,800
AnaptysBio, Inc. (a)	34,000	1,382,100
Argenx SE ADR (a)	28,000	3,680,600
Ascendis Pharma A/S sponsored ADR (a)	32,000	3,584,960
BeiGene Ltd. ADR (a)	15,000	2,156,250
Biogen, Inc. (a)	71,788	15,775,413
BioMarin Pharmaceutical, Inc. (a)	80,536	6,045,032
bluebird bio, Inc. (a)(b)	16,000	1,652,960
Blueprint Medicines Corp. (a)	34,300	2,629,781
Celgene Corp. (a)	390,538	37,804,078
FibroGen, Inc. (a)	30,000	1,339,800
Gilead Sciences, Inc.	436,793	27,753,827
Incyte Corp. (a)	38,049	3,113,169
Intercept Pharmaceuticals, Inc. (a)(b)	86,100	5,525,898
Momenta Pharmaceuticals, Inc. (a)	90,000	1,136,700
Morphosys AG (a)	9,000	1,063,331
Neurocrine Biosciences, Inc. (a)	20,000	1,988,400
Principia Biopharma, Inc. (b)	28,600	1,135,420
Regeneron Pharmaceuticals, Inc. (a)	31,827	9,231,421
Sage Therapeutics, Inc. (a)	12,000	2,060,040
Sarepta Therapeutics, Inc. (a)	48,000	4,327,200
Scholar Rock Holding Corp. (a)	45,500	481,845
Vertex Pharmaceuticals, Inc. (a)	378,754	68,183,295
Xencor, Inc. (a)	55,000	2,050,400
Zymeworks, Inc. (a)(b)	55,000	1,465,200
		469,337,558
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	800,036	68,259,072
Abiomed, Inc. (a)	1,886	364,130
Align Technology, Inc. (a)	1,114	203,985
Atricure, Inc. (a)	59,900	1,640,661
Baxter International, Inc.	12,178	1,071,055
Becton, Dickinson & Co.	452,291	114,845,731
Boston Scientific Corp. (a)	3,742,338	159,910,103
Danaher Corp.	46,000	6,536,140
Edwards Lifesciences Corp. (a)	15,374	3,410,568
Genmark Diagnostics, Inc. (a)	280,000	1,677,200
Hologic, Inc. (a)	385,787	19,046,304
Hoya Corp.	11,600	944,401
IDEXX Laboratories, Inc. (a)	1,985	575,134
Insulet Corp. (a)	35,000	5,395,950
Intuitive Surgical, Inc. (a)	122,282	62,527,678
Masimo Corp. (a)	24,000	3,678,000
Medtronic PLC	137,695	14,855,914
Penumbra, Inc. (a)	30,000	4,366,500
Stryker Corp.	237,290	52,360,411
The Cooper Companies, Inc.	31,409	9,728,938
Wright Medical Group NV (a)	120,000	2,502,000
Zimmer Biomet Holdings, Inc.	576,261	80,215,531
		614,115,406
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	48,610	3,999,145
Anthem, Inc.	143,720	37,585,654
Cardinal Health, Inc.	140,385	6,054,805
Centene Corp. (a)	432,916	20,182,544
Cigna Corp.	947,645	145,908,901
CVS Health Corp.	1,015,068	61,837,943
DaVita HealthCare Partners, Inc. (a)	9,700	546,789
EBOS Group Ltd.	100,000	1,494,597
G1 Therapeutics, Inc. (a)(b)	38,000	1,379,400
HCA Holdings, Inc.	376,781	45,289,076
HealthEquity, Inc. (a)	28,000	1,662,080
Henry Schein, Inc. (a)	49,973	3,079,336
Humana, Inc.	234,089	66,296,346
Laboratory Corp. of America Holdings (a)	52,105	8,730,714
McKesson Corp.	295,265	40,826,292
Molina Healthcare, Inc. (a)	22,000	2,866,160
Notre Dame Intermedica Participacoes SA	150,000	2,031,393
Quest Diagnostics, Inc.	40,114	4,106,470
UnitedHealth Group, Inc.	901,001	210,834,234
Universal Health Services, Inc. Class B	36,199	5,233,651
Wellcare Health Plans, Inc. (a)	51,700	13,997,258
		683,942,788
Health Care Technology - 0.0%
Health Catalyst, Inc.	11,700	466,362
Veeva Systems, Inc. Class A (a)	14,455	2,318,293
		2,784,655
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	262,343	18,655,211
Avantor, Inc.	170,000	2,975,000
Bio-Rad Laboratories, Inc. Class A (a)	2,900	979,359
Bruker Corp.	35,000	1,510,950
Illumina, Inc. (a)	2,005	564,087
Lonza Group AG	9,000	3,180,803
Mettler-Toledo International, Inc. (a)	2,680	1,760,197
Thermo Fisher Scientific, Inc.	305,219	87,616,166
		117,241,773
Pharmaceuticals - 4.0%
Allergan PLC	22,000	3,513,840
AstraZeneca PLC:
(United Kingdom)	210,000	18,757,510
sponsored ADR	410,230	18,472,657
Bayer AG	346,790	25,774,756
Bristol-Myers Squibb Co.	1,113,267	53,514,745
Corteva, Inc.	252,783	7,411,598
Dechra Pharmaceuticals PLC	64,000	2,336,256
Elanco Animal Health, Inc.	1,853,801	48,235,902
Eli Lilly & Co.	869,963	98,279,720
GlaxoSmithKline PLC sponsored ADR	702,612	29,214,607
Jazz Pharmaceuticals PLC (a)	6,700	858,605
Johnson & Johnson	2,066,558	265,263,385
Mallinckrodt PLC (a)	101,900	263,921
Merck & Co., Inc.	2,215,487	191,573,161
MyoKardia, Inc. (a)	28,000	1,505,560
Novartis AG sponsored ADR	26,671	2,403,324
Pfizer, Inc.	5,624,966	199,967,541
Recordati SpA	40,000	1,752,325
Roche Holding AG (participation certificate)	78,000	21,314,300
Theravance Biopharma, Inc. (a)(b)	72,020	1,586,601
Turning Point Therapeutics, Inc. (b)	19,300	1,052,429
Zoetis, Inc. Class A	305,378	38,605,887
Zogenix, Inc. (a)	40,000	1,707,600
		1,033,366,230

TOTAL HEALTH CARE		2,920,788,410

INDUSTRIALS - 8.4%
Aerospace & Defense - 2.7%
Arconic, Inc.	27,503	710,678
General Dynamics Corp.	261,462	50,009,837
Harris Corp.	129,130	27,299,373
Huntington Ingalls Industries, Inc.	21,430	4,478,870
Lockheed Martin Corp.	220,078	84,534,161
Northrop Grumman Corp.	385,744	141,903,645
Raytheon Co.	76,179	14,117,492
Spirit AeroSystems Holdings, Inc. Class A	70,879	5,712,847
Textron, Inc.	433,762	19,519,290
The Boeing Co.	435,149	158,433,399
United Technologies Corp.	1,377,372	179,388,929
		686,108,521
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	57,795	4,883,100
FedEx Corp.	94,100	14,925,201
United Parcel Service, Inc. Class B	720,077	85,444,337
		105,252,638
Airlines - 0.5%
Alaska Air Group, Inc.	187,342	11,188,064
American Airlines Group, Inc.	66,000	1,736,460
Delta Air Lines, Inc.	1,333,595	77,161,807
JetBlue Airways Corp. (a)	184,898	3,202,433
Southwest Airlines Co.	93,785	4,906,831
United Continental Holdings, Inc. (a)	328,718	27,714,215
		125,909,810
Building Products - 0.1%
A.O. Smith Corp.	13,800	641,976
Fortune Brands Home & Security, Inc.	311,935	15,927,401
Johnson Controls International PLC	75,379	3,217,930
Masco Corp.	45,818	1,866,167
Owens Corning	12,900	739,944
		22,393,418
Commercial Services & Supplies - 0.2%
Cintas Corp.	22,920	6,046,296
Deluxe Corp.	49,200	2,267,136
Herman Miller, Inc.	68,300	2,887,724
LSC Communications, Inc.	2,112	2,746
R.R. Donnelley & Sons Co.	6,100	14,762
Republic Services, Inc.	174,120	15,540,210
Tel Aviv Stock Exchange Ltd.	148,800	437,864
Waste Connection, Inc. (United States)	198,845	18,273,856
		45,470,594
Construction & Engineering - 0.3%
AECOM (a)	18,659	662,021
Jacobs Engineering Group, Inc.	791,334	70,317,939
Quanta Services, Inc.	16,476	558,536
		71,538,496
Electrical Equipment - 0.7%
Acuity Brands, Inc.	4,683	587,295
AMETEK, Inc.	172,859	14,853,774
Eaton Corp. PLC	395,895	31,956,644
Emerson Electric Co.	419,100	24,974,169
Fortive Corp.	835,965	59,269,919
Hubbell, Inc. Class B	6,471	848,607
Rockwell Automation, Inc.	121,639	18,585,223
Sensata Technologies, Inc. PLC (a)	30,247	1,378,658
Sunrun, Inc. (a)	752,600	11,537,358
Vivint Solar, Inc. (a)(b)	880,490	7,096,749
		171,088,396
Industrial Conglomerates - 1.5%
3M Co.	33,295	5,384,467
General Electric Co.	15,996,134	131,968,106
Honeywell International, Inc.	1,323,422	217,861,730
Roper Technologies, Inc.	103,211	37,853,666
		393,067,969
Machinery - 1.0%
AGCO Corp.	54,871	3,792,684
Allison Transmission Holdings, Inc.	104,049	4,622,897
Caterpillar, Inc.	184,577	21,964,663
Crane Co.	4,858	370,374
Cummins, Inc.	139,435	20,813,462
Deere & Co.	177,181	27,447,109
Dover Corp.	59,287	5,557,563
Flowserve Corp.	372,000	15,876,960
Illinois Tool Works, Inc.	51,581	7,729,929
Ingersoll-Rand PLC	365,406	44,247,013
Lincoln Electric Holdings, Inc.	7,300	602,688
Meritor, Inc. (a)	138,500	2,329,570
Minebea Mitsumi, Inc.	160,300	2,476,136
Oshkosh Corp.	54,672	3,841,801
PACCAR, Inc.	476,945	31,268,514
Parker Hannifin Corp.	21,561	3,574,167
Pentair PLC	19,936	716,101
ProPetro Holding Corp. (a)	25,800	274,770
Snap-On, Inc.	66,518	9,889,896
Stanley Black & Decker, Inc.	191,564	25,451,193
Timken Co.	62,900	2,527,322
Trinity Industries, Inc.	73,000	1,275,310
Wabtec Corp. (b)	246,456	17,057,220
		253,707,342
Professional Services - 0.1%
CoStar Group, Inc. (a)	5,700	3,504,759
Manpower, Inc.	42,600	3,482,124
Nielsen Holdings PLC	241,671	5,017,090
RELX PLC (London Stock Exchange)	350,033	8,375,720
Robert Half International, Inc.	13,961	746,495
TransUnion Holding Co., Inc.	205,824	17,217,178
		38,343,366
Road & Rail - 0.8%
AMERCO	2,369	832,988
CSX Corp.	510,913	34,241,389
J.B. Hunt Transport Services, Inc.	188,192	20,332,264
Kansas City Southern	81,608	10,266,286
Knight-Swift Transportation Holdings, Inc. Class A (b)	20,152	687,989
Lyft, Inc. (b)	195,700	9,583,429
Norfolk Southern Corp.	392,514	68,317,062
Ryder System, Inc.	29,700	1,430,649
Union Pacific Corp.	288,532	46,730,643
		192,422,699
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	132,300	2,890,755
Fastenal Co.	381,042	11,667,506
HD Supply Holdings, Inc. (a)	224,959	8,753,155
United Rentals, Inc. (a)	30,124	3,390,757
W.W. Grainger, Inc.	6,483	1,774,073
		28,476,246

TOTAL INDUSTRIALS		2,133,779,495

INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.1%
Cisco Systems, Inc.	4,124,182	193,052,959
Juniper Networks, Inc.	537,564	12,449,982
Motorola Solutions, Inc.	417,961	75,613,325
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	259,700	2,036,048
		283,152,314
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	341,300	29,877,402
Arrow Electronics, Inc. (a)	40,090	2,774,228
Corning, Inc.	247,426	6,890,814
Flextronics International Ltd. (a)	207,200	1,995,336
FLIR Systems, Inc.	61,356	3,023,010
Jabil, Inc.	132,300	3,811,563
Keysight Technologies, Inc. (a)	84,510	8,185,639
Tech Data Corp. (a)	34,800	3,227,004
Vishay Intertechnology, Inc.	110,800	1,753,964
		61,538,960
Internet Software & Services - 0.0%
Qudian, Inc. ADR (a)(b)	176,400	1,409,436
Wise Talent Information Technology Co. Ltd. (a)	772,800	1,816,322
		3,225,758
IT Services - 3.5%
Accenture PLC Class A	267,911	53,091,923
Akamai Technologies, Inc. (a)	30,232	2,694,578
Alliance Data Systems Corp.	800	98,360
Amdocs Ltd.	191,927	12,425,354
Automatic Data Processing, Inc.	194,288	32,997,874
Booz Allen Hamilton Holding Corp. Class A	25,935	1,958,352
Cognizant Technology Solutions Corp. Class A	717,902	44,072,004
DXC Technology Co.	80,985	2,690,322
Elastic NV (b)	57,100	5,018,519
Euronet Worldwide, Inc. (a)	11,695	1,790,972
Fidelity National Information Services, Inc.	508,609	69,282,718
Fiserv, Inc. (a)	286,769	30,667,077
FleetCor Technologies, Inc. (a)	110,621	33,009,306
Gartner, Inc. (a)	2,261	302,228
Global Payments, Inc.	149,921	24,883,888
GoDaddy, Inc. (a)	7,900	500,386
GreenSky, Inc. Class A (a)(b)	256,300	1,742,840
IBM Corp.	174,485	23,647,952
Leidos Holdings, Inc.	16,709	1,459,698
MasterCard, Inc. Class A	594,622	167,308,792
PagSeguro Digital Ltd. (a)	59,400	2,967,624
PayPal Holdings, Inc. (a)	895,132	97,614,145
The Western Union Co.	198,984	4,401,526
Total System Services, Inc.	56,200	7,543,164
VeriSign, Inc. (a)	52,950	10,793,858
Verra Mobility Corp. (a)(b)	115,000	1,600,800
Visa, Inc. Class A	1,451,268	262,418,280
		896,982,540
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	619,041	19,468,839
ams AG (a)	13,670	547,352
Analog Devices, Inc.	331,882	36,450,600
Applied Materials, Inc.	1,798,659	86,371,605
Broadcom, Inc.	397,614	112,381,621
Cirrus Logic, Inc. (a)	51,700	2,773,188
Intel Corp.	1,742,753	82,623,920
KLA-Tencor Corp.	114,218	16,892,842
Lam Research Corp.	182,039	38,321,030
Marvell Technology Group Ltd.	671,815	16,103,406
Microchip Technology, Inc. (b)	275,424	23,777,354
Micron Technology, Inc. (a)	1,164,783	52,729,726
NVIDIA Corp.	470,502	78,813,790
NXP Semiconductors NV	482,646	49,297,462
ON Semiconductor Corp. (a)	913,334	16,257,345
Qorvo, Inc. (a)	20,653	1,475,244
Qualcomm, Inc.	1,908,757	148,444,032
Sanken Electric Co. Ltd.	70,700	1,233,182
Skyworks Solutions, Inc.	50,661	3,813,253
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	633,115	26,989,692
Teradyne, Inc.	58,230	3,084,443
Texas Instruments, Inc.	733,675	90,792,281
Xilinx, Inc.	107,178	11,152,943
		919,795,150
Software - 5.7%
Adobe, Inc. (a)	243,444	69,262,252
Autodesk, Inc. (a)	74,900	10,697,218
Benefitfocus, Inc. (a)(b)	66,000	1,723,920
Cardlytics, Inc. (a)	11,653	437,803
CDK Global, Inc.	14,342	619,001
Citrix Systems, Inc.	77,425	7,198,977
DocuSign, Inc. (a)	16,400	765,716
Envestnet, Inc. (a)	100	5,721
Everbridge, Inc. (a)	6,400	551,680
Fortinet, Inc. (a)	28,588	2,263,598
HubSpot, Inc. (a)	5,900	1,178,112
Intuit, Inc.	131,223	37,839,464
Kingdee International Software Group Co. Ltd.	297,000	267,932
LivePerson, Inc. (a)	165,644	6,582,693
Microsoft Corp.	7,066,232	974,150,744
New Relic, Inc. (a)	8,300	475,922
Oracle Corp.	1,276,339	66,446,208
Parametric Technology Corp. (a)	43,600	2,854,492
Pluralsight, Inc. (a)(b)	32,400	521,640
RealPage, Inc. (a)	14,300	910,481
Salesforce.com, Inc. (a)	785,219	122,549,129
SAP SE sponsored ADR (b)	141,900	16,907,385
ServiceNow, Inc. (a)	42,170	11,041,793
ShotSpotter, Inc. (a)	6,100	166,103
SS&C Technologies Holdings, Inc.	57,594	2,684,456
SurveyMonkey	147,780	2,473,837
Symantec Corp.	1,993,635	46,352,014
Synopsys, Inc. (a)	195,574	27,734,349
Talend SA ADR (a)	32,000	1,302,080
Varonis Systems, Inc. (a)	43,100	2,944,592
VMware, Inc. Class A	161,219	22,802,815
Workday, Inc. Class A (a)	10,730	1,902,214
		1,443,614,341
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	2,910,366	607,509,799
Hewlett Packard Enterprise Co.	388,691	5,371,710
HP, Inc.	547,634	10,016,226
NCR Corp. (a)	104,900	3,305,399
Seagate Technology LLC	89,700	4,503,837
Western Digital Corp.	117,600	6,734,952
Xerox Holdings Corp.	159,897	4,635,414
		642,077,337

TOTAL INFORMATION TECHNOLOGY		4,250,386,400

MATERIALS - 1.6%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	81,600	18,435,072
Albemarle Corp. U.S.	28,790	1,777,207
Amyris, Inc. (a)(b)	187,900	710,262
Celanese Corp. Class A	68,142	7,725,259
CF Industries Holdings, Inc.	376,231	18,130,572
Dow, Inc.	362,036	15,433,595
DowDuPont, Inc.	546,318	37,111,382
Eastman Chemical Co.	322,848	21,104,574
Ecolab, Inc.	34,290	7,074,370
FMC Corp.	15,463	1,334,921
Huntsman Corp.	182,800	3,641,376
International Flavors & Fragrances, Inc.	35,700	3,918,075
LG Chemical Ltd.	9,300	2,539,451
Linde PLC	339,667	64,166,493
LyondellBasell Industries NV Class A	178,471	13,810,086
PPG Industries, Inc.	136,152	15,084,280
RPM International, Inc.	76,900	5,203,823
Sherwin-Williams Co.	34,000	17,909,500
Trinseo SA	47,700	1,673,793
Westlake Chemical Corp.	74,000	4,335,660
		261,119,751
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	4,764	1,208,960
Summit Materials, Inc. (a)	222,900	4,676,442
		5,885,402
Containers & Packaging - 0.5%
Amcor PLC	40,491	397,622
Avery Dennison Corp.	107,059	12,372,809
Berry Global Group, Inc. (a)	1,087,995	42,584,124
Crown Holdings, Inc. (a)	544,413	35,844,152
International Paper Co.	291,089	11,381,580
Owens-Illinois, Inc.	154,700	1,573,299
Packaging Corp. of America	57,724	5,805,880
Sealed Air Corp.	133,105	5,300,241
Sonoco Products Co.	10,784	616,845
WestRock Co.	49,500	1,691,910
		117,568,462
Metals & Mining - 0.1%
Newmont Goldcorp Corp.	377,474	15,057,438
Nucor Corp.	53,654	2,627,973
Reliance Steel & Aluminum Co.	8,355	812,357
		18,497,768
Paper & Forest Products - 0.0%
Domtar Corp.	62,600	2,062,670
Schweitzer-Mauduit International, Inc.	75,400	2,528,916
		4,591,586

TOTAL MATERIALS		407,662,969

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	38,600	5,783,824
American Homes 4 Rent Class A	43,900	1,122,962
American Tower Corp.	166,224	38,263,103
Apartment Investment & Management Co. Class A	64,511	3,290,061
AvalonBay Communities, Inc.	75,300	16,005,768
Boston Properties, Inc.	6,156	790,554
Corporate Office Properties Trust (SBI)	118,000	3,409,020
Crown Castle International Corp.	30,100	4,369,617
DDR Corp.	166,350	2,305,611
Equinix, Inc.	106,618	59,309,461
Equity Lifestyle Properties, Inc.	25,000	3,368,000
Equity Residential (SBI)	147,200	12,476,672
Front Yard Residential Corp. Class B	262,100	2,906,689
Hospitality Properties Trust (SBI)	122,200	2,949,908
Host Hotels & Resorts, Inc.	526,403	8,443,504
JBG SMITH Properties	65,850	2,519,421
Kimco Realty Corp.	93,355	1,715,865
Medical Properties Trust, Inc.	276,438	5,138,982
Omega Healthcare Investors, Inc.	185,595	7,550,005
Outfront Media, Inc.	20,100	552,348
Park Hotels & Resorts, Inc.	86,500	2,037,075
Piedmont Office Realty Trust, Inc. Class A	128,500	2,536,590
Potlatch Corp.	51,195	1,969,984
Prologis, Inc.	1,214,834	101,584,419
Public Storage	54,000	14,295,960
Realty Income Corp.	19,678	1,452,433
Regency Centers Corp.	97,700	6,302,627
Simon Property Group, Inc.	134,315	20,004,876
SL Green Realty Corp.	63,737	5,112,982
Store Capital Corp.	23,500	887,360
Ventas, Inc.	221,624	16,264,985
VEREIT, Inc.	453,100	4,417,725
VICI Properties, Inc.	622,652	13,797,968
Vornado Realty Trust	70,300	4,251,041
Welltower, Inc.	106,798	9,564,829
Weyerhaeuser Co.	469,221	12,345,205
		399,097,434
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	187,392	9,794,980
Cushman & Wakefield PLC	161,700	2,723,028
Howard Hughes Corp. (a)	1,468	185,364
		12,703,372

TOTAL REAL ESTATE		411,800,806

UTILITIES - 2.3%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	53,304	4,858,660
Duke Energy Corp.	185,470	17,200,488
Edison International	589,004	42,567,319
Entergy Corp.	292,703	33,028,607
Evergy, Inc.	187,266	12,172,290
Eversource Energy	240,506	19,271,746
Exelon Corp.	383,200	18,110,032
FirstEnergy Corp.	399,534	18,378,564
NextEra Energy, Inc.	883,499	193,556,961
OGE Energy Corp.	18,391	788,422
ORSTED A/S (c)	2,700	257,800
Pinnacle West Capital Corp.	20,999	2,001,415
PPL Corp.	44,200	1,306,110
Southern Co.	482,603	28,116,451
Vistra Energy Corp.	134,442	3,354,328
Xcel Energy, Inc.	510,935	32,812,246
		427,781,439
Gas Utilities - 0.0%
Atmos Energy Corp.	79,100	8,719,193
South Jersey Industries, Inc.	26,000	840,840
		9,560,033
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP (b)	39,300	2,014,125
NRG Energy, Inc.	1,030,314	37,503,430
The AES Corp.	475,555	7,290,258
		46,807,813
Multi-Utilities - 0.3%
Avangrid, Inc.	31,272	1,580,487
CenterPoint Energy, Inc.	90,100	2,494,869
Dominion Energy, Inc.	108,485	8,421,691
DTE Energy Co.	19,432	2,519,553
NiSource, Inc.	525,055	15,515,375
Public Service Enterprise Group, Inc.	175,236	10,596,521
Sempra Energy	342,452	48,501,477
WEC Energy Group, Inc.	36,408	3,486,794
		93,116,767
Water Utilities - 0.1%
American Water Works Co., Inc.	96,414	12,275,430
Aqua America, Inc.	144,448	6,397,602
		18,673,032

TOTAL UTILITIES		595,939,084

TOTAL COMMON STOCKS
(Cost $14,443,956,080)		20,680,606,963

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(d)(e)	32,084	1,468,164
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	45,900	2,844,423
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,898,506)		4,312,587

Equity Funds - 17.8%
Large Blend Funds - 7.4%
Fidelity SAI U.S. Large Cap Index Fund (f)	8,507,439	134,672,757
JPMorgan U.S. Large Cap Core Plus Fund Select Class (g)	57,104,213	1,367,074,866
PIMCO StocksPLUS Absolute Return Fund Institutional Class	37,754,837	397,558,438

TOTAL LARGE BLEND FUNDS		1,899,306,061

Large Growth Funds - 10.4%
Fidelity Growth Company Fund (f)	3,146,699	61,895,565
Fidelity SAI U.S. Momentum Index Fund (f)	23,004,918	320,688,555
Fidelity SAI U.S. Quality Index Fund (f)	150,009,840	2,263,648,473

TOTAL LARGE GROWTH FUNDS		2,646,232,593

TOTAL EQUITY FUNDS
(Cost $3,508,360,468)		4,545,538,654

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.04% to 2.15% 11/7/19 (h)
(Cost $1,922,384)	1,930,000	1,923,209

Money Market Funds - 1.5%
Fidelity Cash Central Fund 2.13% (i)	86,122,534	86,139,759
Fidelity Securities Lending Cash Central Fund 2.13% (i)(j)	95,622,785	95,632,347
Invesco Government & Agency Portfolio Institutional Class 2.02% (k)	203,988,656	203,988,656
TOTAL MONEY MARKET FUNDS
(Cost $385,757,311)		385,760,762
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $18,343,894,749)		25,618,142,175
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(51,955,653)
NET ASSETS - 100%		$25,566,186,522

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	191	Sept. 2019	$27,931,840	$513,982	$513,982

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $500,366 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,468,164 or 0.0% of net assets.

 (e) Level 3 security

 (f) Affiliated Fund

 (g) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,150,936.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

 (k) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$1,468,003

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$584,764
Fidelity Securities Lending Cash Central Fund	158,508
Total	$743,272

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$57,616,055	$--	$--	$--	$--	$4,279,510	$61,895,565
Fidelity SAI U.S. Large Cap Index Fund	1,207,289,362	412,876,681	1,558,263,219	--	55,595,689	17,174,244	134,672,757
Fidelity SAI U.S. Momentum Index Fund	318,762,606	--	24,999,999	--	4,336,726	22,589,222	320,688,555
Fidelity SAI U.S. Quality Index Fund	2,148,868,718	--	39,999,997	--	3,269,837	151,509,915	2,263,648,473
Total	$3,732,536,741	$412,876,681	$1,623,263,215	$--	$63,202,252	$195,552,891	$2,780,905,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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